Equity and Noncontrolling Interest	12 Months Ended
Dec. 31, 2010
Equity and Noncontrolling Interest [Abstract]
EQUITY AND NONCONTROLLING INTEREST

22.	EQUITY AND NONCONTROLLING INTERESTS

The components of equity and noncontrolling interests are as follows:

	December 31, 2010			December 31, 2009			December 31, 2008
	Willis Group			Willis Group			Willis Group
	Holdings’	Noncontrolling	Total	Holdings’	Noncontrolling	Total	Holdings’	Noncontrolling	Total
	stockholders	interests	equity	stockholders	interests	equity	stockholders	interests	equity

Balance at beginning of period	$2,180	$49	$2,229	$1,845	$50	$1,895	$1,347	$48	$1,395
Comprehensive income:
Net income	455	15	470	438	21	459	303	21	324
Other comprehensive income, net of tax	53	—	53	36	—	36	(477)	—	(477)

Comprehensive income	508	15	523	474	21	495	(174)	21	(153)
Dividends	(178)	(26)	(204)	(172)	(17)	(189)	(154)	(13)	(167)
Additional paid-in capital	67	—	67	32	—	32	845	—	845
Shares reissued under stock compensation plans	—	—	—	1	—	1	—	—	—
Repurchase of shares	—	—	—	—	—	—	(19)	—	(19)
Purchase of subsidiary shares from noncontrolling interests	—	(5)	(5)	—	(10)	(10)	—	(4)	(4)
Additional noncontrolling interests	—	—	—	—	5	5	—	—	—
Foreign currency translation	—	(2)	(2)	—	—	—	—	(2)	(2)

Balance at end of period	$2,577	$31	$2,608	$2,180	$49	$2,229	$1,845	$50	$1,895

The effects on equity of changes in Willis Group Holdings ownership interest in its subsidiaries are as follows:

	Years ended December 31,
	2010	2009	2008
	(millions)

Net income attributable to Willis Group Holdings	$455	$438	$303
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest	(19)	(23)	—
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest	—	1	—

Net transfers from noncontrolling interest	(19)	(22)	—

Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests	$436	$416	$303